Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key	0000926425
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016760
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class A
Trading Symbol	SUPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.73%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 23.70% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	S&P 500® Index
'16	$9,425	$10,000
'16	$9,489	$10,002
'16	$9,335	$9,819
'16	$9,232	$10,183
'16	$9,368	$10,384
'17	$9,541	$10,581
'17	$9,681	$11,001
'17	$9,814	$11,014
'17	$9,987	$11,127
'17	$10,193	$11,284
'17	$10,200	$11,354
'17	$10,440	$11,588
'17	$10,466	$11,623
'17	$10,619	$11,863
'17	$10,706	$12,140
'17	$10,772	$12,512
'17	$10,920	$12,651
'18	$11,299	$13,376
'18	$10,845	$12,883
'18	$10,764	$12,555
'18	$10,812	$12,604
'18	$10,744	$12,907
'18	$10,649	$12,987
'18	$10,785	$13,470
'18	$10,737	$13,909
'18	$10,737	$13,988
'18	$10,034	$13,032
'18	$10,095	$13,297
'18	$9,658	$12,097
'19	$10,265	$13,066
'19	$10,459	$13,486
'19	$10,597	$13,748
'19	$10,852	$14,304
'19	$10,459	$13,395
'19	$10,956	$14,339
'19	$10,935	$14,545
'19	$10,797	$14,315
'19	$10,977	$14,583
'19	$11,204	$14,899
'19	$11,439	$15,440
'19	$11,768	$15,906
'20	$11,656	$15,899
'20	$10,912	$14,591
'20	$9,520	$12,788
'20	$10,324	$14,428
'20	$10,688	$15,115
'20	$10,912	$15,416
'20	$11,418	$16,285
'20	$11,924	$17,455
'20	$11,574	$16,792
'20	$11,388	$16,346
'20	$12,512	$18,135
'20	$13,023	$18,832
'21	$13,045	$18,642
'21	$13,333	$19,156
'21	$13,659	$19,995
'21	$14,174	$21,062
'21	$14,394	$21,209
'21	$14,568	$21,704
'21	$14,629	$22,220
'21	$15,007	$22,895
'21	$14,280	$21,831
'21	$15,113	$23,360
'21	$14,954	$23,198
'21	$15,676	$24,238
'22	$14,858	$22,984
'22	$14,393	$22,295
'22	$14,807	$23,123
'22	$13,554	$21,107
'22	$13,645	$21,146
'22	$12,634	$19,400
'22	$13,564	$21,189
'22	$13,069	$20,325
'22	$11,987	$18,453
'22	$13,049	$19,947
'22	$13,716	$21,062
'22	$13,104	$19,848
'23	$13,791	$21,095
'23	$13,442	$20,581
'23	$13,801	$21,336
'23	$14,079	$21,669
'23	$13,976	$21,763
'23	$14,725	$23,201
'23	$15,135	$23,947
'23	$14,941	$23,565
'23	$14,356	$22,442
'23	$14,232	$21,970
'23	$15,330	$23,976
'23	$15,880	$25,066
'24	$16,203	$25,487
'24	$16,857	$26,848
'24	$17,398	$27,712
'24	$16,743	$26,580
'24	$17,450	$27,898
'24	$17,928	$28,899
'24	$18,136	$29,251
'24	$18,562	$29,960
'24	$18,873	$30,600
'24	$18,686	$30,322
'24	$19,591	$32,102
'24	$19,037	$31,337
'25	$19,698	$32,210
'25	$19,582	$31,790
'25	$18,628	$29,998
'25	$18,408	$29,795
'25	$19,456	$31,670
'25	$20,442	$33,281
'25	$20,904	$34,028
'25	$21,313	$34,718
'25	$22,026	$35,985
'25	$22,697	$36,827
'25	$22,939	$36,918
'25	$22,959	$36,940
'26	$23,329	$37,476
'26	$23,011	$37,191
'26	$21,785	$35,339
'26	$24,069	$39,047
'26	$25,391	$41,102
'26	$25,412	$40,711
'26	$25,740	$40,685
'26	$26,364	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	23.70%	11.93%	10.83%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	16.59%	10.61%	10.18%
S&P 500® Index	20.38%	12.79%	15.37%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]	On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.
AssetsNet	$ 104,766,889
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 149,193
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Material Fund Change [Text Block]
C000016763
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class C
Trading Symbol	SUPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.48%

Gross expense ratio as of the latest prospectus: 1.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 22.80% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	S&P 500® Index
'16	$10,000	$10,000
'16	$10,069	$10,002
'16	$9,896	$9,819
'16	$9,779	$10,183
'16	$9,917	$10,384
'17	$10,094	$10,581
'17	$10,242	$11,001
'17	$10,370	$11,014
'17	$10,546	$11,127
'17	$10,758	$11,284
'17	$10,765	$11,354
'17	$11,006	$11,588
'17	$11,027	$11,623
'17	$11,182	$11,863
'17	$11,267	$12,140
'17	$11,331	$12,512
'17	$11,478	$12,651
'18	$11,862	$13,376
'18	$11,385	$12,883
'18	$11,292	$12,555
'18	$11,342	$12,604
'18	$11,257	$12,907
'18	$11,150	$12,987
'18	$11,285	$13,470
'18	$11,228	$13,909
'18	$11,221	$13,988
'18	$10,479	$13,032
'18	$10,536	$13,297
'18	$10,077	$12,097
'19	$10,705	$13,066
'19	$10,900	$13,486
'19	$11,030	$13,748
'19	$11,290	$14,304
'19	$10,871	$13,395
'19	$11,384	$14,339
'19	$11,355	$14,545
'19	$11,204	$14,315
'19	$11,384	$14,583
'19	$11,615	$14,899
'19	$11,847	$15,440
'19	$12,184	$15,906
'20	$12,060	$15,899
'20	$11,288	$14,591
'20	$9,843	$12,788
'20	$10,662	$14,428
'20	$11,033	$15,115
'20	$11,257	$15,416
'20	$11,774	$16,285
'20	$12,284	$17,455
'20	$11,921	$16,792
'20	$11,712	$16,346
'20	$12,864	$18,135
'20	$13,384	$18,832
'21	$13,400	$18,642
'21	$13,681	$19,156
'21	$14,008	$19,995
'21	$14,524	$21,062
'21	$14,734	$21,209
'21	$14,906	$21,704
'21	$14,953	$22,220
'21	$15,335	$22,895
'21	$14,586	$21,831
'21	$15,429	$23,360
'21	$15,249	$23,198
'21	$15,976	$24,238
'22	$15,130	$22,984
'22	$14,649	$22,295
'22	$15,067	$23,123
'22	$13,782	$21,107
'22	$13,865	$21,146
'22	$12,831	$19,400
'22	$13,761	$21,189
'22	$13,249	$20,325
'22	$12,152	$18,453
'22	$13,218	$19,947
'22	$13,886	$21,062
'22	$13,255	$19,848
'23	$13,940	$21,095
'23	$13,582	$20,581
'23	$13,940	$21,336
'23	$14,203	$21,669
'23	$14,098	$21,763
'23	$14,835	$23,201
'23	$15,245	$23,947
'23	$15,045	$23,565
'23	$14,445	$22,442
'23	$14,308	$21,970
'23	$15,403	$23,976
'23	$15,940	$25,066
'24	$16,257	$25,487
'24	$16,903	$26,848
'24	$17,432	$27,712
'24	$16,765	$26,580
'24	$17,464	$27,898
'24	$17,940	$28,899
'24	$18,131	$29,251
'24	$18,554	$29,960
'24	$18,850	$30,600
'24	$18,649	$30,322
'24	$19,538	$32,102
'24	$18,976	$31,337
'25	$19,623	$32,210
'25	$19,495	$31,790
'25	$18,531	$29,998
'25	$18,297	$29,795
'25	$19,326	$31,670
'25	$20,301	$33,281
'25	$20,746	$34,028
'25	$21,128	$34,718
'25	$21,838	$35,985
'25	$22,485	$36,827
'25	$22,708	$36,918
'25	$22,708	$36,940
'26	$23,068	$37,476
'26	$22,729	$37,191
'26	$21,508	$35,339
'26	$23,758	$39,047
'26	$25,043	$41,102
'26	$25,043	$40,711
'26	$25,361	$40,685
'26	$25,945	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	22.80%	11.09%	10.00%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	21.80%	11.09%	10.00%
S&P 500® Index	20.38%	12.79%	15.37%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]	On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.
AssetsNet	$ 104,766,889
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 149,193
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Material Fund Change [Text Block]
C000016764
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Class S
Trading Symbol	SPGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 24.01% for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	S&P 500® Index
'16	$10,000	$10,000
'16	$10,068	$10,002
'16	$9,911	$9,819
'16	$9,802	$10,183
'16	$9,945	$10,384
'17	$10,136	$10,581
'17	$10,284	$11,001
'17	$10,426	$11,014
'17	$10,616	$11,127
'17	$10,836	$11,284
'17	$10,850	$11,354
'17	$11,104	$11,588
'17	$11,132	$11,623
'17	$11,295	$11,863
'17	$11,394	$12,140
'17	$11,472	$12,512
'17	$11,623	$12,651
'18	$12,026	$13,376
'18	$11,551	$12,883
'18	$11,464	$12,555
'18	$11,522	$12,604
'18	$11,450	$12,907
'18	$11,349	$12,987
'18	$11,500	$13,470
'18	$11,450	$13,909
'18	$11,450	$13,988
'18	$10,701	$13,032
'18	$10,773	$13,297
'18	$10,312	$12,097
'19	$10,961	$13,066
'19	$11,167	$13,486
'19	$11,315	$13,748
'19	$11,587	$14,304
'19	$11,174	$13,395
'19	$11,705	$14,339
'19	$11,690	$14,545
'19	$11,543	$14,315
'19	$11,735	$14,583
'19	$11,985	$14,899
'19	$12,236	$15,440
'19	$12,591	$15,906
'20	$12,471	$15,899
'20	$11,682	$14,591
'20	$10,192	$12,788
'20	$11,053	$14,428
'20	$11,451	$15,115
'20	$11,690	$15,416
'20	$12,232	$16,285
'20	$12,774	$17,455
'20	$12,407	$16,792
'20	$12,208	$16,346
'20	$13,419	$18,135
'20	$13,970	$18,832
'21	$14,002	$18,642
'21	$14,303	$19,156
'21	$14,661	$19,995
'21	$15,214	$21,062
'21	$15,449	$21,209
'21	$15,645	$21,704
'21	$15,710	$22,220
'21	$16,124	$22,895
'21	$15,344	$21,831
'21	$16,246	$23,360
'21	$16,076	$23,198
'21	$16,859	$24,238
'22	$15,980	$22,984
'22	$15,482	$22,295
'22	$15,937	$23,123
'22	$14,582	$21,107
'22	$14,690	$21,146
'22	$13,606	$19,400
'22	$14,604	$21,189
'22	$14,072	$20,325
'22	$12,923	$18,453
'22	$14,061	$19,947
'22	$14,777	$21,062
'22	$14,124	$19,848
'23	$14,863	$21,095
'23	$14,499	$20,581
'23	$14,886	$21,336
'23	$15,183	$21,669
'23	$15,084	$21,763
'23	$15,890	$23,201
'23	$16,342	$23,947
'23	$16,132	$23,565
'23	$15,503	$22,442
'23	$15,371	$21,970
'23	$16,563	$23,976
'23	$17,164	$25,066
'24	$17,512	$25,487
'24	$18,229	$26,848
'24	$18,811	$27,712
'24	$18,106	$26,580
'24	$18,879	$27,898
'24	$19,405	$28,899
'24	$19,629	$29,251
'24	$20,100	$29,960
'24	$20,436	$30,600
'24	$20,234	$30,322
'24	$21,220	$32,102
'24	$20,631	$31,337
'25	$21,345	$32,210
'25	$21,232	$31,790
'25	$20,189	$29,998
'25	$19,951	$29,795
'25	$21,096	$31,670
'25	$22,173	$33,281
'25	$22,683	$34,028
'25	$23,125	$34,718
'25	$23,907	$35,985
'25	$24,644	$36,827
'25	$24,905	$36,918
'25	$24,933	$36,940
'26	$25,345	$37,476
'26	$25,001	$37,191
'26	$23,673	$35,339
'26	$26,170	$39,047
'26	$27,601	$41,102
'26	$27,636	$40,711
'26	$28,002	$40,685
'26	$28,678	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	24.01%	12.21%	11.11%
S&P 500® Index	20.38%	12.79%	15.37%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]	On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.
AssetsNet	$ 104,766,889
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 149,193
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Material Fund Change [Text Block]
C000239806
Shareholder Report [Line Items]
Fund Name	DWS Equity Sector Strategy Fund
Class Name	Institutional Class
Trading Symbol	SNPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.48%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 24.06% for the period ended August 31, 2026. The Fund's index, the S&P 500® Index, returned 20.38% for the same period.

We held a positive view on the broader U.S. equity market throughout the period, based on expectations for continued strength in the economy and robust corporate profit growth driven in part by strong investment spending on AI datacenters. However, we generally kept overall portfolio risk neutral versus the index to focus on sector and industry preferences. This active approach proved effective and was the key factor in the Fund’s outperformance.

Positioning in information technology made the largest contribution. We maintained an equal weighting in the sector as a whole, but we held preferences at the industry level in an effort to navigate a complex environment of robust earnings growth and demanding valuations. Positioning in the semiconductor industry drove the Fund’s outperformance in technology, highlighted by holdings in Advanced Micro Devices, Inc. (1.2%), Micron Technology, Inc. (1.9%), and Lam Research Corp. (0.8%). An overweight in hardware and a corresponding underweight in software — which was pressured by concerns about disruptions from AI — was a further plus.

Certain sector pairings contributed, as well. An overweight in financials versus an underweight in consumer discretionary helped results, as did an overweight in healthcare against an underweight in consumer staples. On the other hand, an underweight in energy versus overweights in the chemicals and transportation industries detracted. Energy delivered the largest gain of any sector behind the rally in oil prices that accompanied the conflict in Iran.

A number of industry preferences also contributed to the Fund’s outperformance. An overweight in the interactive media industry over telecom companies in the communication services sector aided results. In addition, the Fund benefited from the outperformance of the aerospace & defense and electrical equipment industries relative to transports and other segments of the industrials sector. However, an underweight in machinery versus more cyclical areas of the sector detracted.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500® Index
12/1/22	$1,000,000	$1,000,000
12/31/22	$956,531	$942,400
1/31/23	$1,006,599	$1,001,615
2/28/23	$981,939	$977,177
3/31/23	$1,008,094	$1,013,053
4/30/23	$1,028,271	$1,028,865
5/31/23	$1,020,798	$1,033,337
6/30/23	$1,076,097	$1,101,615
7/31/23	$1,106,736	$1,137,004
8/31/23	$1,092,538	$1,118,901
9/30/23	$1,049,942	$1,065,554
10/31/23	$1,040,975	$1,043,149
11/30/23	$1,121,682	$1,138,415
12/31/23	$1,162,428	$1,190,134
1/31/24	$1,185,950	$1,210,133
2/29/24	$1,234,510	$1,274,749
3/31/24	$1,273,966	$1,315,764
4/30/24	$1,226,164	$1,262,022
5/31/24	$1,278,519	$1,324,599
6/30/24	$1,313,422	$1,372,128
7/31/24	$1,329,356	$1,388,830
8/31/24	$1,361,224	$1,422,518
9/30/24	$1,383,987	$1,452,899
10/31/24	$1,370,329	$1,439,723
11/30/24	$1,437,101	$1,524,236
12/31/24	$1,397,212	$1,487,901
1/31/25	$1,445,577	$1,529,335
2/28/25	$1,437,900	$1,509,380
3/31/25	$1,367,272	$1,424,335
4/30/25	$1,351,918	$1,414,677
5/31/25	$1,428,688	$1,503,723
6/30/25	$1,502,387	$1,580,191
7/31/25	$1,536,166	$1,615,655
8/31/25	$1,566,106	$1,648,407
9/30/25	$1,619,845	$1,708,574
10/31/25	$1,668,978	$1,748,578
11/30/25	$1,687,403	$1,752,864
12/31/25	$1,689,295	$1,753,937
1/31/26	$1,716,517	$1,779,369
2/28/26	$1,693,184	$1,765,846
3/31/26	$1,603,741	$1,677,915
4/30/26	$1,772,515	$1,853,973
5/31/26	$1,869,735	$1,951,552
6/30/26	$1,872,069	$1,932,967
7/31/26	$1,896,957	$1,931,740
8/31/26	$1,942,845	$1,984,347

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Class/Index	1-Year	Since Inception 12/1/22
Institutional Class No Sales Charge	24.06%	19.39%
S&P 500® Index	20.38%	20.06%
On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Performance Inception Date	Dec. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]	On each of August 9, 2021 and July 29, 2019, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.
AssetsNet	$ 104,766,889
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 149,193
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	104,766,889
Number of Portfolio Holdings	261
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	149,193

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Exchange-Traded Funds	1%
Rights	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Utilities	4%
Energy	1%
Consumer Staples	1%
Materials	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	41.9% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	6.7%
Microsoft Corp.	6.5%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.4%
Micron Technology, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Eli Lilly & Co.	1.7%

Material Fund Change [Text Block]